SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		28 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Prepaid expenses	$ 399,032		$ 399,032		$ 582,278	$ 502,837	$ 582,278
Exploration cost	$ 1,346,699	$ 299,603	$ 1,881,425	$ 715,075	$ 3,204,629	$ 5,221,001	$ 10,225,652
Minimum
Property and equipment
Estimated useful life			1 year		1 year
Maximum
Property and equipment
Estimated useful life			25 years		25 years